Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 21,985	$ 12,660
Accrued revenues	3,241	706		$ 736
Tax credits receivable	2,423	1,678
Other receivables	36	646
Trade and other receivables	27,685	15,690	[1]
Trade receivables
Disclosure of financial assets [line items]
Loss allowance	$ (1,007)	$ (1,146)		$ (474)

[1]	Please refer to Note 4 for retrospective change of accounting policy.